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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [X]; Amendment Number:    2
                                               -----------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 02/13/2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 02/15/2010.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICIA A. STASNY
Title:   GLOBAL CONTROLLER
Phone:   (312) 395-4366

Signature, Place, and Date of Signing:


  /s/ PATRICIA A. STASNY             CHICAGO, ILLINOIS           02/16/2010
------------------------------   -------------------------   ------------------
       [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           3

Form 13F Information Table Value Total:      $5,606(thousands)

List of Other Included Managers:

NONE

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                                    FORM 13F

                            Name of Reporting Manager
Page 1 of 1                Citadel Limited Partnership

                                                                                                             (SEC USE ONLY)

            Item 1:         Item 2:  Item 3:      Item 4:          Item 5:          Item 6:     Item 7:         Item 8:
                                                   Value   ---------------------                           Voting Authority
                           Title of                 (In     Shrs or    Sh/  Put/  Investment     Other   ---------------------
       Name of Issuer        Class    CUSIP     thousands)  Prn Amt    Prn  Call  Discretion    Managers    Sole   Shared None
-------------------------- -------- ----------- ---------- ---------- ----- ---- -------------- -------- --------- ------ ----
DU PONT DE NEMOURS & CO.
 COMMON STOCK                Cmn    263534 10 9      276       10,900  Sh        Shared-defined     --      10,900
PPG INDS INC                 Cmn    693506 10 7      215        5,071  Sh        Shared-defined     --       5,071
HUNTSMAN COS/THE
 COMMON STOCK                Cmn    447011 10 7    5,115    1,486,890  Sh        Shared-defined     --   1,486,890

   COLUMN TOTALS                                   5,606
   LONG MARKET VALUE                               5,606